SCHEDULE OF TAX LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset has been recognised	$ 128,351,776	$ 119,096,654	$ 105,287,311
Potential tax benefit	$ 31,040,867	$ 28,539,512	$ 25,275,328
Applicable tax rate	25.00%	25.00%	25.00%
AU [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 24,675,913	$ 21,897,732	$ 19,020,914
Applicable tax rate	26.00%	26.00%	26.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 6,006,091	$ 6,568,458	$ 5,950,299
Applicable tax rate	21.00%	21.00%	21.00%
MT [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 339,290	$ 65,895	$ 304,115
Applicable tax rate	35.00%	35.00%	35.00%
UK [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 19,572	$ 7,427
Applicable tax rate	19.00%	19.00%	19.00%